5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122

March 2, 2007

                                            Via EDGAR and overnight express mail

Sally Samuel, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:      Ameritas Life Insurance Corp. Separate Account LLVA
         (1940 Act No. 811-07661)
         Post-Effective Amendment No. 3 on Form N-4 (1933 Act No. 333-122109) Pursuant to Rule 485(a)
         Ameritas Advisor Select No Load Variable Annuity

Dear Ms. Samuel:

Ameritas Life Insurance Corp. is submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2007.

The primary purpose of this amendment is to change the product name from "Genesis No-Load Variable Annuity" to "Ameritas Advisor Select No Load Variable Annuity." The new product name is necessitated under a trademark arrangement with a third party. See Pages 1, 4; SAI page 1.

Other revisions from the current effective registration for this product include:

-   Removed references to "Ameritas Direct."  Pages 1, 2, 3, Last Page.
-   New website address.  Page 1; SAI page 1.
- Reversed order of guaranteed maximum and current expense columns in Charges section, based on Commission comments on other recent Rule 485(a) filings. Page 5.
-   Moved Examples of Expenses to follow the portfolio expense table.  Page 7.
- Removed references to fixed account (no fixed investment option is available with this product). Pages 8 and 13.
-   Corrected processing time for transfers.  Page 11.
-   Clarified Short Term Trading requirements.  Page 11.
-   Replaced reference to "actual" provisions being in the policy.  Page 12.
-   Clarified premium consent was over $1 million prior to June 1, 2006.
    Page 12.
-   Clarified terms of the Standard Death Benefit.  Page 17.
-   Updated federal income tax sections.  Pages 20-21, Appendix B.
-   Restated ownership interests of distributor.  Page 22.

-   Updated Accumulation Unit Values.  Appendix A.
-   Reported underwriter expenses for 2006.  SAI page 2.
-   Removed performance information.  SAI pages 2-4.

We also made non-substantive typographical and editorial changes throughout the prospectus.

We have requested December 31, 2006 expenses and waivers from the fund companies and will provide that information and examples of maximum and minimum expenses, as well as audited financial statements for the issuer and the subaccounts of the separate account in a Rule 485(b) filing to be made prior to the effective date.

We acknowledge that the fund is responsible for the adequacy and accuracy of the disclosure in the filings, staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, and the fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel

Enclosure